Finance Lease Liabilities	12 Months Ended
Mar. 31, 2025
Finance Lease Liabilities [Abstract]
FINANCE LEASE LIABILITIES

Note 19 — FINANCE LEASE LIABILITIES

The Company has entered into various non-cancellable finance lease agreements for certain Company’s vehicles. The Company determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

Finance leases are included in property, plant and equipment and current and non-current finance lease liabilities on the consolidated balance sheets.

Future finance lease payments as of March 31, 2024 and 2025, are detailed as follows:

	As of March 31,
	2024	2025	2025
Finance leases	S$	S$	US$
2025	190,711	—	—
2026	146,686	238,473	177,369
2027	116,289	200,085	148,817
2028	98,298	182,094	135,436
2029	46,876	128,072	95,256
2030	—	68,013	50,586
Thereafter	—	75,113	55,867
Total future lease payment	598,860	891,850	663,331
Less: Imputed interest	(51,187)	(99,020)	(73,648)
Present value of finance lease liabilities	547,673	792,830	589,683
Less: Current portion	(168,192)	(199,320)	(148,248)
Long-term potion of finance lease liabilities	379,481	593,510	441,435

The following table shows the weighted-average lease terms and discount rates for operating leases and finance leases:

	2024	2025
Weighted average remaining lease term (Years)
Finance leases	3	3

Weighted average discount rate
Finance leases	5%	4%

The components of the finance lease cost are as follows:

	For the years ended 31 March,
	2023	2024	2025	2025
	S$	S$	S$	US$
Finance lease cost:
Depreciation of property, plant and equipment	253,062	219,170	270,036	200,845
Interest on finance lease (Included in interest expense)	41,225	80,461	39,858	29,645
	294,287	299,631	309,894	230,490